Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 8. Commitments and Contingencies

Commitments

The Company has non-cancellable operating leases for office space, which expire at various times through 2024. The non-cancellable office lease agreements provide for monthly lease payments, which increase during the term of each lease agreement. In the first quarter of 2018, the Company signed a new lease for office space in Chicago, Illinois with remaining future minimum lease payments of approximately $49,000 in 2018, $84,000 in 2019, $210,000 in 2020, $219,000 in 2021, $228,000 in 2022, and $524,000 in 2023 and thereafter.

Total rent expense under these operating leases was approximately $841,000 and $304,000 for the nine months ended September 30, 2018 and 2017, respectively.

Note 7. Commitments and Contingencies

Commitments

The Company has non-cancellable operating leases for office space and equipment, which expire at various times through 2024. The non-cancellable office lease agreements provide for monthly lease payments, which increase during the term of the lease. Future minimum lease payments under operating leases at December 31, 2017 are as follows:

(In thousands)
2018	$730
2019	859
2020	834
2021	1,123
2022	1,148
Thereafter	701

Total minimum lease payments	$5,395

Total rent expense under these operating leases was approximately $268,000 and $526,000 for the years ended December 31, 2016 and 2017, respectively.

The Company has an outstanding letter of credit for $58,000 used to secure a lease in San Diego, California.

Through December 31, 2017, the Company has received $760,000 out of an expected $872,000 in grant proceeds for the development of a stable liquid glucagon for use in an artificial pancreas. Under the terms of the agreement, the Company will be required to pay up to four times the award received upon the commercialization of glucagon for use in the artificial pancreas. If the Company undergoes a change in control, then the Company will be required to pay a mid-single digit percentage of the gross proceeds, capped at four times the award amount less any amounts already paid. Additionally, if sales of glucagon for use in the artificial pancreas exceed $750 million in the first five years after the first commercial sale, then the Company would be required to make an additional payment equal to the original award amount.

The Company has received a grant for $929,000 to help fund its exercise induced hypoglycemia (“EIH”) program. Under terms of this agreement and upon the commercialization of an EIH product, the Company will be required to make royalty payments based on a low double-digit percentage of annual gross sales of an EIH product, capped at $500,000 annually. If the Company undergoes a change in control, the Company will pay a mid-single digit percentage of the consideration capped at two times the award amount less any amounts already paid. Additionally, if sales exceed $1 billion, the Company will be required to make a milestone payment equal to two times the award amount.

The Company has received a grant for $1,004,000 to help fund its Type 1 Diabetes chronic glucagon programs. Under terms of this agreement the Company will be required to pay up to two times the award amount upon the commercialization of any chronic glucagon program. These amounts are a low double-digit percentage of annual gross sales of all Type 1 Diabetes chronic glucagon programs, capped at $500,000 annually. If the Company undergoes a change in control, then it will pay a mid-single digit percentage of the consideration capped at two times the award amount less any amounts already paid. Additionally, for each chronic glucagon program where sales exceed $500 million, the Company will be required to pay an additional amount equal to two times the award amount.

Litigation

From time to time, the Company may become involved in various legal actions arising in the ordinary course of business. As of December 31, 2016 and 2017, management was not aware of any existing, pending or threatened legal actions that would have a material impact on the financial position or results of operations of the Company.